Changes in Accumulated Other Comprehensive Loss (Income) by Component (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of changes in accumulated other comprehensive income by component
A summary of changes in accumulated other comprehensive loss (income), net of tax, by component, for the years ended December 31, 2015, 2014 and 2013 follows:

	Cash Flow Hedges	Defined Benefit Pension Plan	Total
Balance as of December 31, 2012	$23.1	$(17.3)	$5.8
Other comprehensive income before reclassifications	(4.0)	(7.1)	(11.1)
Amounts reclassified from accumulated other comprehensive loss	0.2	2.1	2.3
Net current-period other comprehensive income	(3.8)	(5.0)	(8.8)
Balance as of December 31, 2013	19.3	(22.3)	(3.0)
Other comprehensive loss before reclassifications	23.8	9.3	33.1
Amounts reclassified from accumulated other comprehensive income	(1.2)	—	(1.2)
Net current-period other comprehensive loss	22.6	9.3	31.9
Balance as of December 31, 2014	41.9	(13.0)	28.9
Other comprehensive loss before reclassifications	18.4	1.9	20.3
Amounts reclassified from accumulated other comprehensive loss	(18.7)	—	(18.7)
Net current-period other comprehensive loss (income)	(0.3)	1.9	1.6
Balance as of December 31, 2015	$41.6	$(11.1)	$30.5

Schedule of reclassifications out of accumulated other comprehensive income
A summary of reclassifications out of accumulated other comprehensive loss (income) for the years ended December 31, 2015, 2014 and 2013 follows:

	2015	2014	2013
Details about Accumulated Other Comprehensive Loss (Income) Components	Amount Reclassified from Accumulated Other Comprehensive Loss (Income)			Affected Line Item in the Statement Where Net Income is Presented
Gain (loss) on cash flow hedges:
Recycling commodity hedges	$—	$—	$0.2	Revenue
Fuel hedges	(28.5)	0.7	2.9	Cost of operations
Interest rate contracts	(2.5)	(2.7)	(2.7)	Interest expense
	(31.0)	(2.0)	0.4	Total before tax
	12.3	0.8	(0.2)	Tax benefit (expense)
	(18.7)	(1.2)	0.2	Net of tax
Pension gains:
Pension settlement	$—	$—	$3.5	Selling, general and administrative
	—	—	(1.4)	Tax expense
	—	—	2.1	Net of tax
Total (loss) gain reclassified into earnings	$(18.7)	$(1.2)	$2.3